Warrants - Change in warrant liability (Q1) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 24, 2020	Oct. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Beginning balance			$ 39,850	$ 0	$ 0
Change in fair value of warrant liabilities	$ 100		6,483	$ (1,379)	24,898	$ 0
Ending balance			46,333		39,850	$ 0
Series F Warrants
Class of Warrant or Right [Line Items]
Issuance of Series F warrants		$ 14,952
Change in fair value of warrant liabilities			$ 6,483		$ 24,898